AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2022
	Principal Amount	Value
Municipal Bonds - 102.2%
Arizona - 0.8%
The Industrial Development Authority of the County of Pima 4.000%, 04/01/46	$2,405,000	$2,459,269
California - 5.8%
California Municipal Finance Authority, Series A 4.000%, 02/01/51	1,750,000	1,807,490
California Municipal Finance Authority, Series I
5.000%, 05/15/43	3,000,000	3,276,487
5.000%, 05/15/48	4,600,000	4,992,766

Riverside County Transportation Commission
4.000%, 06/01/46	2,500,000	2,596,609
4.000%, 06/01/47	3,425,000	3,539,084

San Diego County Regional Airport Authority, Series B 4.000%, 07/01/51	2,000,000	2,043,432

Total California		18,255,868
Colorado - 3.6%
Colorado Health Facilities Authority, Series A 5.000%, 08/01/44	5,000,000	5,601,091
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008 6.500%, 11/15/38	4,445,000	5,983,429

Total Colorado		11,584,520
Connecticut - 2.8%
Connecticut State Health & Educational Facilities Authority
4.000%, 07/01/39 [1]	3,500,000	3,650,766
4.000%, 07/01/40 [1]	3,400,000	3,534,157
4.000%, 07/01/42 [1]	1,750,000	1,809,130

Total Connecticut		8,994,053
Florida - 11.8%
Brevard County Health Facilities Authority 5.000%, 04/01/47 [1]	5,000,000	5,644,416
City of Tampa, Series H
4.000%, 07/01/45	2,775,000	2,858,161
5.000%, 07/01/50	2,000,000	2,250,803

County of Miami-Dade Seaport Department, Series A 4.000%, 10/01/45	5,000,000	5,165,144
Escambia County Health Facilities Authority 4.000%, 08/15/50	6,050,000	6,146,830
Florida Development Finance Corp.
4.000%, 02/01/52	3,000,000	3,024,741
5.000%, 02/01/52	2,000,000	2,212,853

Hillsborough County Industrial Development Authority 4.000%, 08/01/50	5,000,000	5,103,367
	Principal Amount	Value

Miami Beach Health Facilities Authority 4.000%, 11/15/46	$5,000,000	$5,131,422

Total Florida		37,537,737
Illinois - 9.3%
Chicago O'Hare International Airport, Senior Lien, Series A 5.000%, 01/01/48	6,750,000	7,346,919
Metropolitan Pier & Exposition Authority
4.000%, 12/15/42	2,000,000	2,001,501
4.000%, 06/15/52	3,000,000	2,959,662
5.000%, 06/15/50	5,000,000	5,328,223

State of Illinois
5.500%, 05/01/39	4,000,000	4,521,325
5.750%, 05/01/45	3,000,000	3,412,360

State of Illinois, Series A
4.000%, 03/01/40	1,500,000	1,524,721
5.000%, 03/01/46	2,225,000	2,428,358

Total Illinois		29,523,069
Louisiana - 3.6%
Louisiana Public Facilities Authority 4.000%, 05/15/49	4,765,000	4,981,820
New Orleans Aviation Board, General Airport North Terminal, Series B 5.000%, 01/01/48	5,845,000	6,287,020

Total Louisiana		11,268,840
Maine - 0.6%
Maine Health & Higher Educational Facilities Authority, Series A 4.000%, 07/01/50	1,750,000	1,841,255
Massachusetts - 1.6%
Massachusetts Development Finance Agency 4.000%, 07/01/51	5,110,000	5,136,057
Minnesota - 2.7%
City of Minneapolis MN, Fairview Health Services, Series A 5.000%, 11/15/49	5,000,000	5,632,659
Duluth Economic Development Authority, Essentia Health Obligated Group 5.000%, 02/15/48	2,550,000	2,841,951

Total Minnesota		8,474,610
Nebraska - 2.1%
Central Plains Energy Project Project #3, Series A 5.000%, 09/01/42	5,560,000	6,516,915
New Jersey - 8.7%
New Jersey Economic Development Authority 5.000%, 11/01/44	3,000,000	3,309,236
New Jersey Economic Development Authority, Series DDD 5.000%, 06/15/42	2,615,000	2,833,260

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
New Jersey - 8.7% (continued)
New Jersey Economic Development Authority, Series S
4.000%, 06/15/46	$1,500,000	$1,523,900
4.000%, 06/15/50	1,500,000	1,522,850

New Jersey Transportation Trust Fund Authority
4.000%, 06/15/45	2,000,000	2,035,864
4.000%, 06/15/50	2,000,000	2,030,466
5.000%, 06/15/45	1,000,000	1,104,289
5.000%, 06/15/50	2,000,000	2,199,340

New Jersey Transportation Trust Fund Authority, Series BB 5.000%, 06/15/44	2,250,000	2,468,653
Tobacco Settlement Financing Corp. Series A
5.000%, 06/01/46	2,500,000	2,720,459
5.250%, 06/01/46	3,285,000	3,629,568

Tobacco Settlement Financing Corp. Series B 5.000%, 06/01/46	2,050,000	2,213,039

Total New Jersey		27,590,924
New York - 16.7%
City of New York, Series A 5.000%, 08/01/45	4,155,000	4,710,420
City of New York, Series D 5.000%, 03/01/43	5,360,000	6,104,097
City of New York, Series F 5.000%, 03/01/42	4,000,000	4,627,324
Metropolitan Transportation Authority, Series C
4.750%, 11/15/45	3,175,000	3,421,400
5.000%, 11/15/50	2,335,000	2,542,375
5.250%, 11/15/55	3,020,000	3,337,531

Monroe County Industrial Development Corp., Series A 4.000%, 07/01/50	5,000,000	5,275,530
New York City Transitional Finance Authority Future Tax Secured Revenue, Series F
4.000%, 02/01/51	1,000,000	1,038,700
5.000%, 02/01/47	1,500,000	1,720,425

New York State Dormitory Authority, Series A
4.000%, 07/01/47	2,000,000	2,061,024
4.000%, 07/01/52	2,115,000	2,165,388

New York State Thruway Authority, Series B 4.000%, 01/01/45	5,000,000	5,179,611
New York Transportation Development Corp.
4.000%, 12/01/39	1,825,000	1,887,700
4.000%, 12/01/41	1,900,000	1,960,891
4.000%, 04/30/53	6,915,000	7,054,164

Total New York		53,086,580
Oklahoma - 4.0%
Norman Regional Hospital Authority 5.000%, 09/01/45	4,335,000	4,760,036
	Principal Amount	Value

Oklahoma Development Finance Authority, Health Ou Medicine Project, Series B
5.250%, 08/15/48	$2,975,000	$3,191,577
5.500%, 08/15/52	4,500,000	4,876,340

Total Oklahoma		12,827,953
Pennsylvania - 5.8%
Allegheny County Airport Authority, Series A 5.000%, 01/01/51	5,000,000	5,564,521
Montgomery County Higher Education and Health Authority 5.000%, 05/01/52	5,000,000	5,724,512
Pennsylvania Turnpike Commission, Series A 4.000%, 12/01/50	7,050,000	7,251,326

Total Pennsylvania		18,540,359
Rhode Island - 1.8%
Tobacco Settlement Financing Corp. Series A
5.000%, 06/01/35	2,000,000	2,128,332
5.000%, 06/01/40	3,285,000	3,483,478

Total Rhode Island		5,611,810
Texas - 11.7%
Central Texas Regional Mobility Authority, Series B
4.000%, 01/01/51	2,030,000	2,095,030
5.000%, 01/01/45	6,155,000	6,946,764
5.000%, 01/01/46	2,050,000	2,327,233

City of Houston TX Airport System Revenue, Series A 4.000%, 07/01/48	1,500,000	1,545,034
Texas Private Activity Bond Surface Transportation Corp. 5.000%, 06/30/58	9,320,000	10,225,405
Texas Private Activity Bond Surface Transportation Corp., Senior Lien-Blueridge Transport
5.000%, 12/31/40	3,955,000	4,228,936
5.000%, 12/31/45	3,880,000	4,128,999

Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/39	5,500,000	5,682,812

Total Texas		37,180,213
Virginia - 6.0%
Lynchburg Economic Development Authority 4.000%, 01/01/55	1,500,000	1,519,571
Virginia Small Business Financing Authority
4.000%, 01/01/39 [1]	3,000,000	3,087,207
4.000%, 01/01/40 [1]	3,000,000	3,084,439
5.000%, 12/31/47	4,555,000	5,075,741

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Virginia - 6.0% (continued)

Virginia Small Business Financing Authority, Transform 66 P3 Project
5.000%, 12/31/49	$2,500,000	$2,775,961
5.000%, 12/31/52	3,170,000	3,507,500

Total Virginia		19,050,419
West Virginia - 2.8%
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation 5.000%, 01/01/43	8,000,000	8,834,168

Total Municipal Bonds (Cost $333,894,398)		324,314,619
Value

Total Investments - 102.2% (Cost $333,894,398)	$324,314,619
Other Assets, less Liabilities - (2.2)%	(6,993,141)
Net Assets - 100.0%	$317,321,478

[1]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at March 31, 2022, amounted to $20,810,115, or 6.6% of net assets.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$324,314,619	—	$324,314,619
Total Investments in Securities	—	$324,314,619	—	$324,314,619

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2022, there were no transfers in or out of Level 3.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.